SEGMENT INFORMATION (Tables)	12 Months Ended
May 31, 2012
Reportable Segments Information

The following tables reflect the results of our reportable segments consistent with our management philosophy, and represent the information we utilize, in conjunction with various strategic, operational and other financial performance criteria, in evaluating the performance of our portfolio of businesses.

Year Ended May 31,	2012	2011	2010
(In thousands)
Net Sales
Industrial	$2,535,238	$2,259,809	$2,328,194
Consumer	1,242,178	1,122,032	1,084,522

Total	$3,777,416	$3,381,841	$3,412,716

Income (Loss) Before Income Taxes
Industrial
Income Before Income Taxes(a)	$278,676	$232,544	$225,528
Interest (Expense), Net(b)	(3,770)	(3,304)	(1,709)

EBIT(c)	$282,446	$235,848	$227,237

Consumer
Income Before Income Taxes(a)	$160,099	$146,035	$147,019
Interest (Expense), Net(b)	18	63	37

EBIT(c)	$160,081	$145,972	$146,982

Corporate/Other
Income Before Income Taxes(a)	$(110,486)	$(83,526)	$(104,093)
Interest (Expense), Net(b)	(64,107)	(46,504)	(50,025)

EBIT(c)	$(46,379)	$(37,022)	$(54,068)

Consolidated
Income Before Income Taxes(a)	$328,289	$295,053	$268,454
Interest (Expense), Net(b)	(67,859)	(49,745)	(51,697)

EBIT(c)	$396,148	$344,798	$320,151

Identifiable Assets
Industrial	$2,195,702	$1,992,143	$1,666,005
Consumer	1,184,609	1,195,849	1,135,211
Corporate/Other	179,709	327,037	202,808

Total	$3,560,020	$3,515,029	$3,004,024

Capital Expenditures
Industrial	$47,529	$29,687	$17,887
Consumer	17,156	9,665	4,400
Corporate/Other	6,930	474	954

Total	$71,615	$39,826	$23,241

Depreciation and Amortization
Industrial	$48,701	$46,352	$56,104
Consumer	23,656	24,954	26,771
Corporate/Other	1,341	1,447	1,378

Total	$73,698	$72,753	$84,253

(a)	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.

(b)	Interest (expense), net includes the combination of interest expense and investment expense (income), net.

(c)

EBIT is defined as earnings (loss) before interest and taxes. We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to corporate acquisitions, as opposed to segment operations. For that reason, we believe EBIT is also useful to investors as a metric in their investment decisions. EBIT should not be considered an alternative to, or more meaningful than, operating income as determined in accordance with GAAP, since EBIT omits the impact of interest and taxes in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness and ongoing tax obligations. Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets’ analysis of our segments’ core operating performance. We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing. EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.

Net Sales and Long Lived Assets by Regions

Year Ended May 31,	2012	2011	2010
(In thousands)
Net Sales(a)
United States	$2,219,680	$1,983,238	$2,148,893

Foreign
Canada	346,238	330,613	308,395
Europe	919,124	812,735	728,118
Other Foreign	292,374	255,255	227,310

Total Foreign	1,557,736	1,398,603	1,263,823

Total	$3,777,416	$3,381,841	$3,412,716

Long-Lived Assets(b)
United States	$1,065,324	$965,235	$966,453

Foreign
Canada	128,392	137,380	127,672
Europe	298,496	287,874	230,923
United Kingdom	192,155	209,217	184,488
Other Foreign	64,316	47,353	44,327

Total Foreign	683,359	681,824	587,410

Total	$1,748,683	$1,647,059	$1,553,863

(a)	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.

(b)	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.